Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Energy Equipment & Services (10.5%)
	Oil & Gas Drilling (0.7%)
	Helmerich & Payne Inc.	509,892	11,610
^,*	Transocean Ltd.	2,844,023	5,262
	Patterson-UTI Energy Inc.	986,383	4,251
	Nabors Industries Ltd.	54,537	2,857

	Oil & Gas Equipment & Services (9.8%)
	Schlumberger Ltd.	5,900,770	122,677
	Halliburton Co.	3,948,475	65,505
	Baker Hughes Co. Class A	2,933,429	54,914
	National Oilwell Varco Inc.	1,746,868	21,417
	TechnipFMC plc	1,943,032	16,147
*	ChampionX Corp.	925,909	11,000
	Cactus Inc.	231,094	5,361
	Archrock Inc.	644,701	5,009
*	Dril-Quip Inc.	174,994	4,973
	Core Laboratories NV	216,949	4,766
	Liberty Oilfield Services Inc. Class A	363,254	3,378
	DMC Global Inc	78,876	3,222
*	Oceaneering International Inc.	510,882	3,101
*	Helix Energy Solutions Group Inc.	772,421	2,904
*	ProPetro Holding Corp.	457,588	2,640
*	NexTier Oilfield Solutions Inc.	898,960	2,517
*	Tidewater Inc.	237,503	2,259
	US Silica Holdings Inc.	475,209	2,053
*	Oil States International Inc.	386,370	1,716
*	Matrix Service Co.	163,141	1,563
*	Frank's International NV	681,104	1,519
*	Select Energy Services Inc. Class A	349,848	1,480
	Solaris Oilfield Infrastructure Inc. Class A	196,157	1,318
*	RPC Inc.	372,154	1,154
*	SEACOR Holdings Inc.	34,152	1,135
*	Exterran Corp.	188,295	798
*	SEACOR Marine Holdings Inc.	184,898	379
*	Newpark Resources Inc.	187,439	281
			369,166
Oil, Gas & Consumable Fuels (89.1%)
	Coal & Consumable Fuels (0.1%)
	Arch Coal Inc. Class A	82,830	2,770
*	Peabody Energy Corp.	422,162	570
*	CONSOL Energy Inc.	43,493	230

	Integrated Oil & Gas (43.5%)
	Chevron Corp.	8,631,969	752,535

	Exxon Mobil Corp.	18,884,768	720,076
	Occidental Petroleum Corp.	4,057,900	63,953

	Oil & Gas Exploration & Production (21.8%)
	ConocoPhillips	3,902,986	154,402
	EOG Resources Inc.	2,596,941	121,745
	Pioneer Natural Resources Co.	746,029	75,036
	Concho Resources Inc.	897,159	51,569
	Hess Corp.	930,426	43,898
	Cabot Oil & Gas Corp.	1,825,582	31,984
	Diamondback Energy Inc.	713,025	28,493
	Devon Energy Corp.	1,788,080	25,015
	Apache Corp.	1,710,736	22,051
	Marathon Oil Corp.	3,681,380	21,794
	Parsley Energy Inc. Class A	1,407,210	17,632
	EQT Corp.	1,180,147	17,561
^	Texas Pacific Land Trust	28,379	17,309
	Cimarex Energy Co.	468,242	16,833
	Ovintiv Inc.	1,206,361	15,393
*	WPX Energy Inc.	1,931,500	13,752
*	Southwestern Energy Co.	3,632,432	11,297
*	CNX Resources Corp.	1,087,725	10,236
*	PDC Energy Inc.	498,705	8,338
	Range Resources Corp.	1,113,481	8,128
	Murphy Oil Corp.	707,741	7,120
	Continental Resources Inc.	436,540	6,714
*	Matador Resources Co.	539,100	5,488
*	Antero Resources Corp.	1,249,707	4,899
*	Magnolia Oil & Gas Corp. Class A	618,298	3,864
	Kosmos Energy Ltd.	2,021,002	3,557
	Viper Energy Partners LP	308,807	3,459
^,*	Tellurian Inc.	1,676,039	2,497
	QEP Resources Inc.	1,544,335	2,486
	SM Energy Co.	578,904	2,449
	Brigham Minerals Inc. Class A	227,008	2,365
^,*	Callon Petroleum Co.	226,485	2,154
*	Bonanza Creek Energy Inc.	95,847	2,115
*	Centennial Resource Development Inc. Class A	1,244,963	1,469
	Berry Corp.	353,429	1,357
^,*	W&T Offshore Inc.	577,154	1,131
*	Talos Energy Inc.	126,848	1,086
^,*	Northern Oil and Gas Inc.	149,712	936
*	Penn Virginia Corp.	102,357	923
	Falcon Minerals Corp.	327,865	754
*	Ring Energy Inc.	275,000	173
*	SandRidge Energy Inc.	53,296	142
*	Laredo Petroleum Inc.	7,099	84

	Oil & Gas Refining & Marketing (11.1%)
	Phillips 66	1,968,994	119,282
	Marathon Petroleum Corp.	2,934,295	114,085
	Valero Energy Corp.	1,841,074	98,995
	HollyFrontier Corp.	720,214	16,846
*	Renewable Energy Group Inc.	196,714	11,425
	World Fuel Services Corp.	313,412	8,907
	Delek US Holdings Inc.	359,047	4,772
*	Clean Energy Fuels Corp.	892,207	4,060

PBF Energy Inc. Class A		529,590	3,845
* Green Plains Inc.		199,531	2,949
* REX American Resources Corp.		32,322	2,537
* Par Pacific Holdings Inc.		212,273	2,418
CVR Energy Inc.		152,140	2,151
New Fortress Energy Inc.		22,022	949

Oil & Gas Storage & Transportation (12.6%)
Kinder Morgan Inc.		9,098,676	130,839
Williams Cos. Inc.		5,417,726	113,664
ONEOK Inc.		1,966,151	70,526
* Cheniere Energy Inc.		1,031,874	58,497
Targa Resources Corp.		1,059,108	24,889
Equitrans Midstream Corp.		1,912,465	15,606
Antero Midstream Corp.		1,382,225	9,316
Plains GP Holdings LP Class A		815,741	6,469
EnLink Midstream LLC		1,379,693	5,105
* Dorian LPG Ltd.		228,440	2,497
International Seaways Inc.		128,134	2,164
Rattler Midstream LP		235,323	1,951
Hess Midstream LP Class A		95,712	1,725
* Diamond S Shipping Inc.		152,035	1,046
^,* Altus Midstream Co. Class A		10,748	420
			3,147,757
Total Common Stocks (Cost $5,949,315)			3,516,923
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $9,845)	0.109%	98,504	9,850
Total Investments (99.9%) (Cost $5,959,160)			3,526,773
Other Assets and Liabilities -Net (0.1%)			5,014
Net Assets (100%)			3,531,787
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,714,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $9,842,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Hess Corp.	2/2/21	GSI	14,046	(0.143)	107	—
Schlumberger Ltd.	9/2/21	BOANA	4,482	(0.140)	1,755	—
					1,862	—

1 Based on 1M USD London Interbank Offered Rate (LIBOR ) as of the most recent payment date. Floating interest

Energy Index Fund

payment received/paid monthly.
1M—1-month.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

At November 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $3,474,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stoc k
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Energy Index Fund

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	3,516,923	—	—	3,516,923
Temporary Cash Investments	9,850	—	—	9,850
Total	3,526,773	—	—	3,526,773
Derivative Financial Instruments
Assets
Swap Contracts	—	1,862	—	1,862